FINANCE RECEIVABLES, NET - Schedule of Finance Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Gross receivables	$ 123,215	$ 137,617
Unearned income	(5,321)	(6,717)
Subtotal	117,894	130,900
Provision for credit loss	(18,160)	(13,247)
Finance receivables, net	99,734	117,653
Less: finance receivables, net – current	(58,657)	(70,801)
Finance receivables, net – non-current	$ 41,077	$ 46,852